Fixed Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fixed Assets, Net [Abstract]
Depreciation expense	$ 87	$ 25	$ 193	$ 78